Shareholder Report, Holdings (Details)	Sep. 30, 2025
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | CVR Energy Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Laureate Education Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Perdoceo Education Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | MKS Instruments Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Ingles Markets Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Black Hills Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | EVERTEC Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | ePlus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | South Plains Financial Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Netstreit Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (Ordinary Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | CVR Energy Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Laureate Education Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Perdoceo Education Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | MKS Instruments Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Ingles Markets Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Black Hills Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | EVERTEC Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | ePlus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | South Plains Financial Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Netstreit Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (Institutional Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Polaris Small Cap Fund (R6 Shares) | CVR Energy Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Laureate Education Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Perdoceo Education Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Small Cap Fund (R6 Shares) | MKS Instruments Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Ingles Markets Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Black Hills Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (R6 Shares) | EVERTEC Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Small Cap Fund (R6 Shares) | ePlus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Small Cap Fund (R6 Shares) | South Plains Financial Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Netstreit Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Small Cap Fund (R6 Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Quality Fund (Ordinary Shares) | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Pear Tree Quality Fund (Ordinary Shares) | Oracle Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pear Tree Quality Fund (Ordinary Shares) | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Pear Tree Quality Fund (Ordinary Shares) | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pear Tree Quality Fund (Ordinary Shares) | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Quality Fund (Ordinary Shares) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pear Tree Quality Fund (Ordinary Shares) | Lam Research Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Quality Fund (Ordinary Shares) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Quality Fund (Ordinary Shares) | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Quality Fund (Ordinary Shares) | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Quality Fund (Ordinary Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pear Tree Quality Fund (Ordinary Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Quality Fund (Ordinary Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Pear Tree Quality Fund (Ordinary Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pear Tree Quality Fund (Ordinary Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Pear Tree Quality Fund (Ordinary Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Pear Tree Quality Fund (Ordinary Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Pear Tree Quality Fund (Ordinary Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Pear Tree Quality Fund (Institutional Shares) | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Pear Tree Quality Fund (Institutional Shares) | Oracle Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pear Tree Quality Fund (Institutional Shares) | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Pear Tree Quality Fund (Institutional Shares) | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pear Tree Quality Fund (Institutional Shares) | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Quality Fund (Institutional Shares) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pear Tree Quality Fund (Institutional Shares) | Lam Research Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Quality Fund (Institutional Shares) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Quality Fund (Institutional Shares) | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Quality Fund (Institutional Shares) | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Quality Fund (Institutional Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pear Tree Quality Fund (Institutional Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Quality Fund (Institutional Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Pear Tree Quality Fund (Institutional Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pear Tree Quality Fund (Institutional Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Pear Tree Quality Fund (Institutional Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Pear Tree Quality Fund (Institutional Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Pear Tree Quality Fund (Institutional Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Pear Tree Quality Fund (R6 Shares) | Microsoft Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Pear Tree Quality Fund (R6 Shares) | Oracle Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pear Tree Quality Fund (R6 Shares) | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Pear Tree Quality Fund (R6 Shares) | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pear Tree Quality Fund (R6 Shares) | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Pear Tree Quality Fund (R6 Shares) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Pear Tree Quality Fund (R6 Shares) | Lam Research Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Quality Fund (R6 Shares) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Quality Fund (R6 Shares) | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Quality Fund (R6 Shares) | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Quality Fund (R6 Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pear Tree Quality Fund (R6 Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Pear Tree Quality Fund (R6 Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
Pear Tree Quality Fund (R6 Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pear Tree Quality Fund (R6 Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Pear Tree Quality Fund (R6 Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Pear Tree Quality Fund (R6 Shares) | Cash and Other Assets (Net) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Pear Tree Quality Fund (R6 Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | FirstSolar Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Primoris Services Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Kion Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Valmont Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Trimble Navigation Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Cognex Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Landis+Gyr Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | Kingspan Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | FirstSolar Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Primoris Services Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Kion Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Valmont Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Trimble Navigation Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Cognex Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Landis+Gyr Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | Kingspan Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | FirstSolar Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Primoris Services Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Kion Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Valmont Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Trimble Navigation Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Cognex Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Landis+Gyr Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | Kingspan Group plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Barry Callebaut AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Samsung Electronics Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Teleperformance SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Shinhan Financial Group Co., Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Marubeni Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Vipshop Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | International Consolidated Airlines Group S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pear Tree Polaris Foreign Value Fund (Ordinary Shares) | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Barry Callebaut AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Samsung Electronics Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Teleperformance SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Shinhan Financial Group Co., Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Marubeni Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Vipshop Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | International Consolidated Airlines Group S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pear Tree Polaris Foreign Value Fund (Institutional Shares) | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Barry Callebaut AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Samsung Electronics Company Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Teleperformance SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Shinhan Financial Group Co., Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Marubeni Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Vipshop Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | International Consolidated Airlines Group S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Pear Tree Polaris Foreign Value Fund (R6 Shares) | RUSSIAN FEDERATION
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Equatorial Energia S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Computacenter plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | EQB Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | D'Ieteren S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Sixt SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | TISCO Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Thanachart Capital PCL [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Glanbia plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | goeasy Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | Rubis [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Equatorial Energia S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Computacenter plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | EQB Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | D'Ieteren S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Sixt SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | TISCO Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Thanachart Capital PCL [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Glanbia plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | goeasy Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | Rubis [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Equatorial Energia S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Computacenter plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | EQB Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | D'Ieteren S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Sixt SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | TISCO Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Thanachart Capital PCL [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Glanbia plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | goeasy Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | Rubis [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Equatorial Energia S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | D'Ieteren S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | SOL S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | ALSO Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Sparebanken Norge [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Neurones S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Chailease Holding Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | Yageo Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares) | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Equatorial Energia S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | D'Ieteren S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | SOL S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | ALSO Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Sparebanken Norge [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Neurones S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Chailease Holding Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | Yageo Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pear Tree Polaris International Opportunities Fund (Institutional Shares) | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Equatorial Energia S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | D'Ieteren S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | SOL S.p.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Cranswick plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | ALSO Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Sparebanken Norge [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Neurones S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Chailease Holding Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | Yageo Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Pear Tree Polaris International Opportunities Fund (R6 Shares) | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.40%